Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Jan. 01, 2017	[1]
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 43.4
Provisions	46.8
Reversal of prior year provisions	(6.9)
Payments/usage	(45.4)
Accretion, foreign exchange and other	(0.3)
Ending balance	37.6
Current	23.2	$ 26.6		$ 18.7
Non-current	14.4
Total provisions	37.6
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	12.7
Provisions	35.3
Reversal of prior year provisions	(0.1)
Payments/usage	(37.6)
Accretion, foreign exchange and other	0.0
Ending balance	10.3
Current	10.3
Non-current	0.0
Total provisions	10.3
Warranty
Reconciliation of changes in other provisions [abstract]
Beginning balance	21.4
Provisions	10.8
Reversal of prior year provisions	(6.2)
Payments/usage	(7.1)
Accretion, foreign exchange and other	(0.2)
Ending balance	18.7
Current	11.0
Non-current	7.7
Total provisions	18.7
Legal
Reconciliation of changes in other provisions [abstract]
Beginning balance	2.5
Provisions	0.0
Reversal of prior year provisions	(0.6)
Payments/usage	(0.7)
Accretion, foreign exchange and other	(0.1)
Ending balance	1.1
Current	1.1
Non-current	0.0
Total provisions	1.1
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	6.8
Provisions	0.7
Reversal of prior year provisions	0.0
Payments/usage	0.0
Accretion, foreign exchange and other	0.0
Ending balance	7.5
Current	0.8
Non-current	6.7
Total provisions	$ 7.5

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)